Income Taxes - Schedule of Significant Components of Net Deferred Income Tax Assets (Liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 92.6	$ 45.2
Deferred tax liabilities	(24.4)	(28.2)
Deferred tax assets (liabilities)	68.2	17.0	$ (29.2)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	152.3	159.4
Differences in timing of taxability of revenue and deductibility of expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	156.4	99.9
Loss and tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	33.6	30.0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1.7	1.9
Employee defined benefit plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(14.2)	(14.2)
Carrying value of property and equipment in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(25.3)	(18.3)
Carrying value of intangible assets in excess of tax cost
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(129.5)	(130.9)
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ (106.8)	$ (110.8)